CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	72,000,000	72,000,000
Common stock, shares issued	10,782,091	9,999,051
Common stock, shares outstanding	10,782,091	9,999,051
Tailwind Acquisition Corp [Member]
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common Class A Subject To Redemption | Tailwind Acquisition Corp [Member]
Temporary Equity, Shares Issued		33,421,570	33,421,570
Common stock subject to possible redemption, shares		33,421,570	33,421,570
Common stock subject to possible redemption, redemption price per share		$ 10
Class A Common stock [Member] | Tailwind Acquisition Corp [Member]
Temporary Equity, Shares Authorized		500,000,000	500,000,000
Temporary Equity, Shares Issued		33,421,570	33,421,570
Common stock subject to possible redemption, shares		33,421,570	33,421,570
Common stock subject to possible redemption, par value		$ 10	$ 10
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Class B Common Stock [Member] | Tailwind Acquisition Corp [Member]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		8,355,393	8,355,393
Common stock, shares outstanding		8,355,393	8,355,393
Common Class A Not Subject To Redemption | Tailwind Acquisition Corp [Member]
Common stock, shares issued		0
Common stock, shares outstanding		0
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	12,000,000	12,000,000
Preferred stock, shares issued	8,000,000	8,000,000
Preferred stock, shares outstanding	8,000,000	8,000,000
Liquidation preference	$ 11,707,559	$ 11,227,559
Series A-1 Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,520,914	3,520,914
Preferred stock, shares issued	3,478,263	3,478,263
Preferred stock, shares outstanding	3,478,263	3,478,263
Liquidation preference	$ 5,669,728	$ 5,429,728
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	3,123,088	3,123,088
Preferred stock, shares outstanding	3,123,088	3,123,088
Liquidation preference	$ 20,547,599	$ 19,610,673
Series B-1 Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	24,625,000	24,625,000
Preferred stock, shares issued	24,625,000	24,625,000
Preferred stock, shares outstanding	24,625,000	24,625,000
Liquidation preference	$ 22,513,127	$ 21,331,127
Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,166,372	1,166,372
Preferred stock, shares issued	1,166,372	1,128,594
Preferred stock, shares outstanding	1,166,372	1,128,594
Liquidation preference	$ 12,030,361	$ 11,303,062